Schedule of Investments
March 31, 2023 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 76.70%

Air Transportation, Scheduled - 1.14%
Harbor Diversified, Inc. (2)	132,250	261,855

Bottled & Canned Soft Drinks & Carbonated Waters - 6.76%
Coca-Cola FEMSA S.A.B. de C.V. Series L ADR (2)	19,255	1,549,450

Cigarettes - 5.67%
Altria Group, Inc.	14,493	646,677
British American Tobacco ADR	18,547	651,371

		1,298,048

Communications Services, NEC- 4.01%
Cogent Communications Holdings, Inc.	14,418	918,715

Electric & Other Services Combined - 5.03%
PG&E Corp. (2)	71,219	1,151,611

Natural Gas Transmission - 4.73%
Energy Transfer L.P.	86,837	1,082,857

Oil & Gas Field Services - 2.45%
Nextier Oilfield Solutions, Inc. (2)	70,538	560,777

Petroleum Refining- 15.55%
Calumet Specialty Products Partners, L.P. (2)	114,074	1,982,606
CVR Energy, Inc.	26,896	881,651
PBF Energy	16,117	698,833

		3,563,090

Poultry Slaughtering and Processing - 3.05%
Tyson Foods (2)	11,766	697,959

Retail-Eating Places - 3.60%
Jack In The Box, Inc.	9,429	825,886

Services-Business Services - 10.60%
International Money Express, Inc. (2)	29,126	750,868
PayPal Holdings, Inc. (2)	22,088	1,677,363

		2,428,231

Services - Computer Processing & Data Preparation - 2.60%
Trivago N.V. ADR (2)	395,169	596,705

Services-Prepackaged Software - 3.51%
Opera Ltd. ADR (2)	79,142	804,874

Travel Services - 3.93%
lastminute.com N.V. (Switzerland) (2)	36,685	899,767

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 4.07%
Cardinal Health, Inc.	12,346	932,123

Total Common Stock	(Cost $ 15,774,821)	17,571,948

Corporate Bonds (4) - 3.31%

Pacific Gas & Electric Co., 1.70% 11/15/2023	780,000	760,896

Total U.S. Government Obligations	(Cost $ 766,930)	760,896

Real Estate Investment Trusts - 2.60%

Postal Realty Trust, Inc. Class A	39,325	598,527

Total U.S. Government Obligations	(Cost $ 579,619)	598,527

U.S. Government Obligations (4) - 11.85%

United States Treasury Note, 2.125%, 7/31/2024	780,000	756,813
US Treasury Bill, 0.000%, 5/04/2023	1,000,000	996,022
US Treasury Bill, 0.000%, 1/25/2024	1,000,000	963,782

Total U.S. Government Obligations	(Cost $ 2,729,101)	2,716,617

Money Market Registered Investment Companies - 2.46%
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 4.667% (3)	563,584	563,584

Total Money Market Registered Investment Companies	(Cost $ 563,584)	563,584

Total Investments - 96.95%	(Cost $ 20,414,056)	22,211,572

Other Assets less Liabilities - 3.05%		698,469

Total Net Assets - 100.00%		22,910,041

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,734,059	$-
Level 2 - Other Significant Observable Inputs	3,477,513	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,211,572	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2023.
(4) Fair valued security deemed as Level 2 security.